Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 902	$ 1,695
Agreements with customers, net of accumulated amortization	126	208
Others	29	3
Total	$ 1,057	$ 1,906